TRADE AND OTHER PAYABLES, PROVISIONS AND OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Schedule of Trade and Other Payables

	2026	2025
	US$	US$
Current
Trade payables	8,746,938	6,004,071
Accruals	1,687,214	1,307,087
Other payables	15,635	178,239
Total trade and other payables	10,449,787	7,489,397